Derivative Financial Liability (Details) - Schedule of warrants - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Warrants Abstract
Fair value of Warrants at the beginning of the period / year	$ 12,938	$ 13,628
Change in fair value for the period / year	(3,619)	(690)
Fair value of Warrants at the end of the period / year	$ 9,319	$ 12,938